Subsequent Events (Unaudited)	12 Months Ended
Dec. 31, 2025
Subsequent Events (Unaudited)
Subsequent Events (Unaudited)

NOTE 18.    Subsequent Events (Unaudited)

The Company has further evaluated subsequent events from February 27, 2026 through May 21, 2026, the date its financial statements were reissued, noting the following: In March 2026, the Company acquired: (i) a portfolio of two senior housing communities in Atlanta, Georgia for $240 million, (ii) a portfolio of three senior housing communities in Orlando, Florida for $121 million, and (iii) one senior housing community in Seattle, Washington for $41 million, and in May 2026, the Company acquired one senior housing community in Tucson, Arizona for $52 million. Additionally, on May 7, 2026, the Company’s Board of Directors declared a pro rata quarterly common stock cash dividend of $0.0174 per share for the first quarter of 2026 and a quarterly common stock cash dividend of $0.1425 per share for the second quarter of 2026, each payable on June 24, 2026 to stockholders of record as of the close of business on June 12, 2026.